Reserves	12 Months Ended
Dec. 31, 2019
Reserves
Reserves

23 Reserves

Retained earnings

The cumulative amount of goodwill written off directly to reserves resulting from acquisitions, net of disposals, amounted to $614m (2018: $619m; 2017: $631m) using year-end rates of exchange.

At 31 December 2019, 907,239 shares, at a cost of $37m, have been deducted from retained earnings (2018: 456,792 shares, at a cost of $22m; 2017: 476,504 shares, at a cost of $22m) to satisfy future vesting of employee share plans.

There are no significant statutory or contractual restrictions on the distribution of current profits of subsidiaries; undistributed profits of prior years are, in the main, permanently employed in the businesses of these companies. The undistributed income of AstraZeneca companies overseas might be liable to overseas taxes and/or UK taxation (after allowing for double taxation relief) if they were to be distributed as dividends (see Note 4).

	2019	2018	2017
	$m	$m	$m
Cumulative translation differences included within retained earnings
At 1 January	(2,007)	(1,017)	(2,028)
Foreign exchange arising on consolidation	40	(450)	536
Exchange adjustments on goodwill (recorded against other reserves)	(5)	(12)	18
Foreign exchange arising on designating borrowings in net investment hedges[1]	(252)	(520)	505
Fair value movement on derivatives designated in net investment hedges	35	(8)	(48)
Net exchange movement in retained earnings	(182)	(990)	1,011
At 31 December	(2,189)	(2,007)	(1,017)
1.

Foreign exchange arising on designated borrowings in net investment hedges includes $(5)m in respect of designated bonds and $(247)m in respect of designated contingent consideration liabilities. The change in value of designated contingent consideration liabilities relates to $(174)m in respect of BMS’ share of Global Diabetes Alliance, $11m in respect of Almirall, $(1)m in respect of Definiens and $(83)m in relation to the put option liability in Acerta Pharma.

With effect from 1 January 2018, the Company has disclosed separately the costs of hedging of cross currency interest rate swaps in cash flow hedges and net investment hedges. The cumulative gain with respect to costs of hedging is $nil and the loss during the year was $47m.

The balance remaining in the foreign currency translation reserve from net investment hedging relationships for which hedge accounting no longer applied is a gain of $565m.

Other reserves

The other reserves arose from the cancellation of £1,255m of share premium account by the Company in 1993 and the redenomination of share capital $157m in 1999. The reserves are available for writing off goodwill arising on consolidation and, subject to guarantees given to preserve creditors at the date of the court order, are available for distribution.